Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]	As of December 31, 2019 and 2018, the following financial guarantees were outstanding:

	December 31, 2019		December 31, 2018
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$333	$7	$348	$9
Credit facilities and debt obligations	—	—	15	—
Performance guarantees	48	—	55	5

Product Warranty Disclosure [Table Text Block]	The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Balance as of January 1	$929	$591
Warranties and performance guarantees issued	444	421
Settlements made	(330)	(284)
Other (1)	(10)	201
Balance as of December 31	$1,033	$929
(1)    Other in 2018 is driven by the Rockwell Collins acquisition.